Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other financial liabilities [Abstract]
Disclosure Of Loans And Financial Obligations Classified By Type At The Statement Of Financial Position [Text Block]

Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	134,737,116	84,839,970	76,169,204	114,492,596
Bonds payable (1)	30,871,086	1,081,682,928	8,087,630	339,740,414
Derivatives not designated as hedges (2)	3,753,264	-	411,954	-
Derivatives designated as hedges (2)	4,605,695	9,183,801	4,776,623	4,036,833
Deposits for return of bottles and containers	11,912,090	-	11,980,948	-
Total	185,879,251	1,175,706,699	101,426,359	458,269,843

(1)  See
Note 5 – Risk administration
.
(2)  See
Note 7 – Financial instruments
.

Disclosure Of Current Bank Borrowings And Bonds Payable Explanatory [Text Block]
Current bank borrowings and bonds payable

The maturities and interest rates of these obligations are detailed as follows:

As of December 31, 2022:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera GuayacánSpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	1,645	6,719	8,364	Monthly	3.39
76,035,409-0	Cervecera GuayacánSpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	2,622	10,587	13,209	Monthly	5.65
76,337,371-1	Bebidas CCU-PepsiCoSpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,010,488	-	1,010,488	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	26,710,141	732,067	27,442,208	At maturity	8.34
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	96,199,000	96,199,000	At maturity	5.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	USD	2,582,301	-	2,582,301	At maturity	5.16
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	79,750	-	79,750	At maturity	8.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	2,006,310	2,006,310	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,003,333	1,003,333	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	218,128	-	218,128	At maturity	8.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	22,881	-	22,881	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,662,154	1,662,154	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	604,555	-	604,555	At maturity	8.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	14,806	-	14,806	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	62,115	-	62,115	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	600	-	600	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	4,453	245,937	250,390	Semiannual	5.30
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	8,907	491,874	500,781	Semiannual	5.30
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Galicia	Argentina	ARS	-	2,999	2,999	Dialy	0.00
0-E	Saenz Briones & Cía. S.A.I.C	Argentina	0-E	Santander - Argentina	Argentina	ARS	9,622	-	9,622	At maturity	46.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	5,550	516,467	522,017	Semiannual	5.30
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	4,638	516,467	521,105	Semiannual	5.30
Total							31,343,202	103,393,914	134,737,116

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
,

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.(1)	Chile	Bond H	573 03/23/2009	Chile	UF	3,773,458	3,174,589	6,948,047	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 06/28/2018	Chile	UF	1,180,641	3,684	1,184,325	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 06/28/2018	Chile	UF	50,640	13,420,052	13,470,692	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 06/28/2018	Chile	UF	62,890	278,815	341,705	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond Internacional	144A/Regulation S	United States	USD	6,882,197	-	6,882,197	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 06/28/2018	Chile	UF	705,938	-	705,938	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond R	1115 08/20/2022	Chile	UF	1,059,348	-	1,059,348	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	59,128	219,706	278,834	Semiannual	1.00
Total							13,774,240	17,096,846	30,871,086

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of December 31, 2021:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	1,421	4,264	5,685	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	2,177	6,530	8,707	Monthly	5.65
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	8,182	8,182	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	40,378,828	40,378,828	At maturity	4.56
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	639,083	639,083	At maturity	5.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,896,096	11,896,096	At maturity	3.64
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	2,020,163	2,020,163	At maturity	2.20
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	6,313	6,313	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	3,422	3,422	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,664,071	1,664,071	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	28,566	-	28,566	At maturity	3.95
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	16,000,000	16,326,560	At maturity	4.68
0-E	Finca La Celia S.A.	Argentina	0-E	Macro	Argentina	USD	-	255,163	255,163	At maturity	5.50
0-E	Finca La Celia S.A.	Argentina	0-E	Galicia	Argentina	USD	-	254,034	254,034	At maturity	4.75
0-E	Finca La Celia S.A.	Argentina	0-E	Patagonia	Argentina	ARS	1,345,109	-	1,345,109	Dialy	37.50
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	537,105	-	537,105	Dialy	38.00
0-E	Finca La Celia S.A.	Argentina	0-E	Macro	Argentina	ARS	246,587	-	246,587	Dialy	38.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	39,084	-	39,084	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	68,671	-	68,671	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	21,498	416,277	437,775	Semiannual	5.95
Total							2,616,778	73,552,426	76,169,204
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono H	573 23/03/2009	Chile	UF	582,445	5,619,575	6,202,020	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono J	898 28/06/2018	Chile	UF	1,042,130	3,258	1,045,388	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 28/06/2018	Chile	UF	50,459	240,984	291,443	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono M	898 28/06/2018	Chile	UF	55,622	246,436	302,058	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bono D	986 12/12/2019	Chile	UF	89,699	157,022	246,721	Semiannual	1.00
Total							1,820,355	6,267,275	8,087,630
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Disclosure Of Current Loans And Financial Obligations [Text Block]

Non-current bank borrowings and bonds payable

The maturities and interest rates of these obligations are detailed as follows:

As of December 31, 2022:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	14,141	15,132	26,883	56,156	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	23,137	25,868	55,717	104,722	Monthly	5.65
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	40,000,000	-	40,000,000	At maturity	8.34
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	8.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	6,710,993	-	6,710,993	At maturity	8.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	2,998,735	-	-	2,998,735	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,299,391	-	-	3,299,391	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	8.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	659,034	1,054,454	2,504,328	4,217,816	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,365,925	2,185,478	4,918,354	8,469,757	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	368,400	491,200	122,800	982,400	Semiannual	5.50
Total							10,728,763	66,483,125	7,628,082	84,839,970
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	12,721,446	12,721,446	15,908,546	41,351,438	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 06/28/2018	Chile	UF	9,822	9,822	105,422,549	105,442,193	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 06/28/2018	Chile	UF	53,071,586	39,800,351	-	92,871,937	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 06/28/2018	Chile	UF	503,118	503,118	70,857,871	71,864,107	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 06/28/2018	Chile	UF	-	-	70,444,041	70,444,041	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond Internacional	144A/Regulation S	United States	USD	-	-	506,983,975	506,983,975	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond R	1115 08/20/2022	Chile	UF	-	-	139,714,703	139,714,703	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	344,064	52,666,470	-	53,010,534	Semiannual	1.00
Total							66,650,036	105,701,207	909,331,685	1,081,682,928
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of December 31, 2021:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	11,370	11,370	34,210	56,950	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,414	17,414	69,268	104,096	Monthly	5.65
76,337,371-1	Bebidas CCU-PepsiCo SpA.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	999,642	-	-	999,642	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	89,872,000	-	-	89,872,000	At maturity	5.70
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	1.60
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,299,984	1,651,429	-	4,951,413	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	2,986,511	-	2,986,511	At maturity	3.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,012,802	1,350,402	1,799,565	4,162,769	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,134,706	4,179,607	1,044,902	8,359,215	Quarterly	5.00
Total							101,347,918	10,196,733	2,947,945	114,492,596
(*) The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono H	573 03/23/2009	Chile	UF	11,228,960	11,228,960	19,656,626	42,114,546	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono J	898 06/28/2018	Chile	UF	8,690	8,690	93,059,342	93,076,722	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 06/28/2018	Chile	UF	403,668	46,891,278	46,588,059	93,883,005	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono M	898 06/28/2018	Chile	UF	444,974	444,974	62,771,570	63,661,518	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bono D	986 12/12/2019	Chile	UF	418,726	46,585,897	-	47,004,623	Semiannual	1.00
Total							12,505,018	105,159,799	222,075,597	339,740,414
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(2) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement,
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 - Risk administration
.